CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Sales - related party	$ 0	$ 902,638